Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning	₩ 50,158	₩ 30,985
Changes in accounting policy		17,741
Increase /decrease	189,460	45,711
Reclassified to gain or loss	(44,684)	(44,279)
Ending	194,934	50,158
Changes in investments in associates and joint ventures [member]
Beginning	(871)	(735)
Increase /decrease	2,427	(136)
Ending	1,556	(871)
Gain or Loss on derivatives valuation [member]
Beginning	(30,474)	(3,463)
Increase /decrease	67,534	17,268
Reclassified to gain or loss	(44,684)	(44,279)
Ending	(7,624)	(30,474)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	96,704	52,673
Changes in accounting policy		17,741
Increase /decrease	114,869	26,290
Ending	211,573	96,704
Exchange differences on translation for foreign operations [member]
Beginning	(15,201)	(17,490)
Increase /decrease	4,630	2,289
Ending	₩ (10,571)	₩ (15,201)